Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Deferred income	€ 94	€ 5,519
Other financial liabilities	7	32
Miscellaneous liabilities	71	88
OTHER LIABILITIES	172	5,639
Less non-current portion	(98)	(116)
CURRENT PORTION	€ 75	€ 5,523